Note 44 - Administration Costs - Average Number Of Employees By Geographical Area - Gender Of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Male
Gender Of Average Employeees Line Items
Average Number Of Employees	60,730	62,738	57,841
Female
Gender Of Average Employeees Line Items
Average Number Of Employees	71,774	73,939	66,355